Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Finance Income [abstract]
Interest expenses due to financial institutions	€ 3,298	€ 3,140
Other interest expenses	498	1,499
Financial institution commissions	1,784	1,650
Total	€ 5,580	€ 6,289	[1]

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.